ACQUISITION OF GATOS SILVER, INC. - Disclosure of Fair Value of Options Estimated Using Black-Scholes Method as at Acquisition Date (Details) - Year	1 Months Ended	12 Months Ended
	Jan. 16, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about business combination [line items]
Risk-free interest rate		1.97%	3.48%
Expected life (years)		4.07	4.04
Expected Volatility		57.78%	58.00%
Expected dividend yield		0.26%	0.28%
Gatos Silver, Inc. [Member]
Disclosure of detailed information about business combination [line items]
Expected life (years)	3.99
Expected Volatility	58.00%
Expected dividend yield	0.28%
Gatos Silver, Inc. [Member] | Bottom of range [Member]
Disclosure of detailed information about business combination [line items]
Risk-free interest rate	2.94%
Gatos Silver, Inc. [Member] | Top of range [Member]
Disclosure of detailed information about business combination [line items]
Risk-free interest rate	3.05%